ORDINARY SHARES	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
ORDINARY SHARES

NOTE 7 — SHAREHOLDERS’ EQUITY

Preferred Shares — The Company is authorized to issue 2,000,000 shares of preferred shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2024, there were no shares of preferred shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares were entitled to one vote for each share. As of December 31, 2024, there were 1,830,000 ordinary shares issued and outstanding (excluding 6,000,000 shares subject to possible redemption), consisting of 1,500,000 Founder Shares, 100,000 EBC Founder Shares, and 230,000 Private Placement Units. (See Note 4 and Note 5 for further details).

Rights — Except in cases where the Company is not the surviving company in a business combination, each holder of a right will automatically receive one-tenth (1/10) of one ordinary share upon consummation of the initial business combination. The Company will not issue fractional shares in connection with an exchange of rights. Fractional shares will either be rounded down to the nearest whole share or otherwise addressed in accordance with the applicable provisions of Cayman law. In the event the Company is not the surviving company upon completion of the initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of one ordinary share underlying each right upon consummation of the business combination. If the Company is unable to complete the initial business combination within the required time period and the Company will redeem the public shares for the funds held in the trust account, holders of rights will not receive any of such funds for their rights and the rights will expire worthless.

NOTE 8 — SHAREHOLDERS’ EQUITY

Preferred Shares — The Company is authorized to issue 2,000,000 shares of preferred shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2025 and December 31, 2024, there were no shares of preferred shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares were entitled to one vote for each share. As of September 30, 2025 and December 31, 2024, there were 1,830,000 ordinary shares issued and outstanding (excluding 6,000,000 shares subject to possible redemption), consisting of 1,500,000 Founder Shares, 100,000 EBC Founder Shares, and 230,000 Private Placement Units. (See Note 4 and Note 5 for further details).

Rights — Except in cases where the Company is not the surviving company in a business combination, each holder of a right will automatically receive one-tenth (1/10) of one ordinary share upon consummation of the initial business combination. The Company will not issue fractional shares in connection with an exchange of rights. Fractional shares will either be rounded down to the nearest whole share or otherwise addressed in accordance with the applicable provisions of Cayman law. In the event the Company is not the surviving company upon completion of the initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of one ordinary share underlying each right upon consummation of the business combination. If the Company is unable to complete the initial business combination within the required time period and the Company will redeem the public shares for the funds held in the trust account, holders of rights will not receive any of such funds for their rights and the rights will expire worthless.

Other - Contribution for transaction costs

Pursuant to the Merger Agreement, as describe in Note 1, the agreement provides under section 5.20, “Fees and Expenses,” that all fees and expenses incurred by the Parties in connection with this Agreement and the Transactions shall be paid by MFG and North Water.

During the nine months ended September 30, 2025, MFG paid $280,725 of the Company’s transaction expenses directly on our behalf for which there is no obligation of repayment, and are recognized as capital contributions to the Company.

North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
ORDINARY SHARES

10. ORDINARY SHARES

On March 28, 2025, MFG was incorporated as a limited liability company in the Cayman Islands. MFG became the holding company of the Group October 16, 2025, pursuant to the Reorganization described in Note 1. In connection with the Reorganization, 400,000,000 authorized shares of MFG were designated as Class A ordinary shares of a par value of US$0.0001 each, 90,000,000 authorized shares were designated as Class B ordinary shares of a par value of US$0.0001 each, and 10,000,000 authorized shares were designated as preference shares of a par value of US$0.0001 each. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to twenty votes. Prior to the completion of the Reorganization, the share capital of MFG underwent several changes. On March 28, 2025, MFG issued and subsequently repurchased 1 Class B ordinary share. On April 15, 2025, MFG issued and repurchased 4,799,999 Class B ordinary shares and issued 15,200,000 Class A ordinary shares. On June 6, 2025, MFG issued an additional 5,852,632 Class A ordinary shares. These issuances, together with the 21,052,632 Class A ordinary shares issued as consideration for the acquisition of NW on October 16, 2025, resulted in a total of 42,105,264 issued and outstanding ordinary shares upon completion of the Reorganization.

In connection with the Reorganization, the ordinary shares as of December 31, 2022, 2023 and 2024 have been retroactively restated to reflect the historical equity movements of MFL, a subsidiary of NW, so that the consolidated statements of change in shareholders’ equity is presented on a consistent basis as if the Reorganization had occurred at the beginning of the earliest period presented.

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
ORDINARY SHARES
12.	CONTRACT LIABILITIES

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Current
Advisory service fees	30,000	4,021,720

Non-current
Advisory service fees	-	2,392,195

Schedule of contract liabilities were as follows:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

At beginning of the fiscal year/period	-	30,000
Billed during the fiscal year/period	360,000	7,243,440
Revenue recognized during the fiscal year/period (Note 14)	(330,000)	(859,525)
At end of the fiscal year/period	30,000	6,413,915

As of December 31, 2024, the contract liabilities of HK$30,000 represented upfront consideration received for an advisory engagement for which the related performance obligation was satisfied within one month after year end.

As of June 30, 2025, the Group’s remaining performance obligations related to contract liabilities consist of financial advisory services. The current portion of contract liabilities of HK$4,021,720 represented consideration received for financial advisory services that are expected to be recognized as revenue within the next twelve months. The non-current portion of contract liabilities of HK$2,392,195 represented consideration received for financial advisory services that are expected to be recognized as revenue over a period of 13 to 22 months from the reporting date, based on the contractual service periods specified in the respective advisory agreements.

13.	ORDINARY SHARES

On March 28, 2025, MFG was incorporated as a limited liability company in the Cayman Islands. MFG became the holding company of the Group October 16, 2025, pursuant to the Reorganization described in Note 1. In connection with the Reorganization, 400,000,000 authorized shares of MFG were designated as Class A ordinary shares of a par value of US$0.0001 each, 90,000,000 authorized shares were designated as Class B ordinary shares of a par value of US$0.0001 each, and 10,000,000 authorized shares were designated as preference shares of a par value of US$0.0001 each. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to twenty votes. Prior to the completion of the Reorganization, the share capital of MFG underwent several changes. On March 28, 2025, MFG issued and subsequently repurchased 1 Class B ordinary share. On April 15, 2025, MFG issued and repurchased 4,799,999 Class B ordinary shares and issued 15,200,000 Class A ordinary shares. On June 6, 2025, MFG issued an additional 5,852,632 Class A ordinary shares. These issuances, together with the 21,052,632 Class A ordinary shares issued as consideration for the acquisition of NW on October 16, 2025, resulted in a total of 42,105,264 issued and outstanding ordinary shares upon completion of the Reorganization.

In connection with the Reorganization, the ordinary shares as of December 31, 2023 and 2024, June 30, 2024 and 2025 have been retroactively restated to reflect the historical equity movements of MFL, a subsidiary of NW, so that the consolidated statements of change in shareholders’ equity is presented on a consistent basis as if the Reorganization had occurred at the beginning of the earliest period presented.